UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2012

Place X if Amendment				X;	Amendment Number: 	1

This Amendment (place X in only one):	X	is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
		San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:				0001495703

CIK Confirmation Code (CCC):				yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 07, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 						0
Form 13F Information Table Entry Total:					23
Form 13F Information Table Value Total:					237,566
									(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt 	Other 	Voting Authority
Name of Issuer	Title of Class	CUSIP	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole	Shared	None
ISHARES DJ SELECT DIVIDEND ETF	CU	46428716	520	9013	SH		Sole				9013
ISHARES S&P 500 INDEX ETF	CU	46428720	6315	43730	SH		Sole				43730
ISHARES MSCI EMERGING MARKETS	CU	46428723	838	20274	SH		Sole				20274
ISHARES MSCI EAFE ETF	CU	46428746	4950	93402	SH		Sole				93402
ISHARES TR RUSSELL 1000 INDEX	CU	46428762	7034	88501	SH		Sole				88501
ISHARES RUSSELL 2000 ETF	CU	46428765	13347	159959	SH		Sole				159959
ISHARES TR FTSE EPRA/NAREIT GL	CU	46428848	3546	113991	SH		Sole				113991
SCHWAB STRATEGIC TR INTL EQTY	CU	80852480	1154	44710	SH		Sole				44710
VANGUARD DIVIDEND APPRECIATION	CU	92190884	8191	137242	SH		Sole				137242
VANGUARD MSCI EAFE ETF	CU	92194385	40221	1223274	SH		Sole				1223274
VANGUARD HIGH DIVIDEND YIELD	CU	92194640	228	4531	SH		Sole				4531
VANGUARD MSCI EMERGING MARKETS	CU	92204285	13766	329962	SH		Sole				329962
VANGUARD REIT INDEX	CU	92290855	14187	218358	SH		Sole				218358
VANGUARD MID CAP 	CU	92290862	19310	237929	SH		Sole				237929
VANGUARD SMALL CAP ETF	CU	92290875	998	12453	SH		Sole				12453
IPATH DJ-UBS AGRICULTURE TR SUB	CU	06739M20	1829	29667	SH		Sole				29667
POWERSHARES QQQ TR	CU	73935A10	1180	17214	SH		Sole				17214
SPDR S&P 500 ETF	CU	78462f10	93596	650107	SH		Sole				650107
SPDR GOLD ETF	CU	78463V10	2076	12080	SH		Sole				12080
SPDR DJ WILSHIRE INTL REAL EST	CU	78463X86	658	16762	SH		Sole				16762
SPDR INDEX SHS FDS S&P INTL SM	CU	78463X87	1910	69897	SH		Sole				69897
SPDR DJ Wilshire REIT (ETF)	CU	78464A60	595	8265	SH		Sole				8265
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	1116	8326	SH		Sole				8326